Debt - Schedule of Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 6,980
2023	38,605
2024	46,857
2025	3,360
2026	14
Current and long-term debt	$ 95,816